UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

PIMCO Income Opportunity Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
CORPORATE BONDS & NOTES—51.5%
Airlines—0.2%
$527	United Air Lines, Inc., 7.73%, 1/1/12	Ba3/BBB-	$508,664

Banking—7.3%
1,000	American Express Bank, 0.541%, 5/29/12, FRN	A1/A+	826,158
8,156	American Express Centurion Bank, 5.55%, 10/17/12 (j)	A1/A	7,838,454
3,000	Bank of America Corp., 8.00%, 1/30/18, VRN (g)	Baa1/A-	1,590,570
3,000	Barclays Bank PLC, 6.05%, 12/4/17 (a)(d)(j)	Aa2/A+	2,564,841
2,500	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(d)(g)(j)	Aa2/AA	1,313,280
600	Wachovia Bank N.A., 3.573%, 11/3/14, FRN	Aa2/AA	473,947
	Wachovia Corp., FRN,
1,750	1.224%, 10/15/11	Aa3/AA	1,589,590
1,000	1.255%, 4/23/12	Aa3/AA	887,531
			17,084,371

Energy—1.1%
3,000	NGPL PipeCo LLC, 7.768%, 12/15/37 (a)(d)	Baa3/BBB-	2,627,220

Financial Services—32.5%
1,000	American Express Credit Corp., 0.489%, 6/16/11, FRN	A1/A	864,437
4,908	American General Finance Corp., 4.875%, 5/15/10 (j)	Baa1/BBB	3,076,653
3,000	Bear Stearns Cos., Inc., 6.40%, 10/2/17 (j)	Aa3/A+	3,018,474
	CIT Group, Inc., FRN,
2,000	2.219%, 3/12/10 (j)	Baa2/BBB+	1,780,406
2,360	2.425%, 2/13/12 (j)	Baa2/BBB+	1,753,704
2,250	3.483%, 11/3/10	Baa2/NR	1,908,326
	Citigroup, Inc.,
9,000	5.00%, 9/15/14 (j)	A3/A-	7,282,260
12,000	8.40%, 4/30/18, FRN (g)	Baa3/BB	4,397,760
	General Electric Capital Corp.,
940	1.474%, 4/10/12, FRN	Aaa/AAA	830,833
710	3.323%, 11/1/12, FRN	Aaa/AAA	611,203
4,000	6.875%, 1/10/39	Aaa/AAA	3,554,508
	General Motors Acceptance Corp. LLC,
2,000	6.625%, 5/15/12	C/D	1,289,862
1,850	6.75%, 12/1/14	C/D	1,063,125
2,000	7.25%, 3/2/11	C/D	1,460,714
	Goldman Sachs Group, Inc.,
5,000	1.854%, 1/12/15, FRN	A1/A	3,758,050
2,000	5.95%, 1/18/18 (j)	A1/A	1,803,524
RUB 165,000	GPB Eurobond Finance PLC, 7.25%, 2/22/10	A3/BB+	3,774,188
€2,000	Green Valley Ltd., 6.329%, 1/10/11, FRN (a)(b)(d)	NR/BB+	2,484,314
	International Lease Finance Corp.,
$8,150	4.75%, 1/13/12 (j)	Baa1/BBB+	6,029,940
4,900	4.95%, 2/1/11 (j)	Baa1/BBB+	3,928,796
8,000	5.45%, 3/24/11	Baa1/BBB+	6,194,896
	Morgan Stanley,
2,500	1.574%, 10/15/15, FRN	A2/A	1,714,580
2,000	1.698%, 1/9/14, FRN	A2/A	1,453,664
3,000	5.75%, 10/18/16	A2/A	2,593,563
2,000	6.00%, 4/28/15 (j)	A2/A	1,813,234

PIMCO Income Opportunity Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
Financial Services (continued)
	SLM Corp.,
$940	1.389%, 10/25/11, FRN	Baa2/BBB-	$731,793
€3,000	4.75%, 3/17/14	Baa2/BBB-	2,450,867
$332	4.86%, 3/15/10, FRN	Baa2/BBB-	288,239
3,000	8.45%, 6/15/18	Baa2/BBB-	2,555,310
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)	A1/BBB+	1,332,713
1,000	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (g)	A1/A+	717,449
			76,517,385

Hotels/Gaming—2.5%
6,334	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)(f)	Baa3/BB+	6,011,176

Insurance—4.6%
	American International Group, Inc.,
2,000	1.253%, 10/18/11, FRN	A3/A-	1,607,471
2,700	5.85%, 1/16/18, Ser. G	A3/A-	1,924,970
4,000	8.175%, 5/15/68, (coverts to FRN on 5/15/38) (a)(d)	Baa1/BBB	1,486,880
6,400	8.25%, 8/15/18 (a)(d)(j)	A3/A-	5,245,280
£1,150	8.625%, 5/22/68, FRN (b)	Baa1/BBB	563,704
			10,828,305

Printing/Publishing—0.1%
$2,000	RH Donnelley Corp., 8.875%, 1/15/16	Caa1/B-	220,000

Software—0.5%
2,000	First Data Corp., 9.875%, 9/24/15	B3/B	1,130,000

Telecommunications—1.5%
2,000	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB	1,500,000
2,000	Nortel Networks Ltd., 10.125%, 7/15/13 (e)	NR/D	325,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,720,000
			3,545,000

Tobacco—1.2%
3,000	Reynolds American, Inc., 7.25%, 6/1/13	Baa3/BBB	2,841,822
	Total Corporate Bonds & Notes (cost—$135,291,316)		121,313,943

MORTGAGE-BACKED SECURITIES—23.3%
855	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	Aa1/NR	412,131
906	Banc of America Commercial Mortgage, Inc., 4.957%, 4/11/36, CMO (a)(d)	NR/AA-	493,130
	Banc of America Funding Corp., CMO,
734	4.603%, 12/20/36, VRN	NR/NR	515,401
2,867	5.979%, 10/20/46, FRN	NR/BB	1,402,867
964	Bear Stearns Adjustable Rate Mortgage Trust, 5.343%, 3/25/35, CMO, VRN	Aa2/AAA	681,828
	Bear Stearns Alt-A Trust, CMO,
5,533	0.549%, 6/25/46, FRN	Baa3/BBB	2,219,582
1,782	0.989%, 6/25/34, FRN	Aaa/AAA	902,466
827	5.451%, 7/25/35, FRN	Aaa/AAA	512,895
872	6.026%, 5/25/36, VRN	A2/AAA	498,242
1,503	6.25%, 8/25/36, VRN	Aa1/BB	745,738

PIMCO Income Opportunity Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
	Bear Stearns Commercial Mortgage Securities, CMO,
$5,000	4.98%, 2/11/41	Aaa/NR	$4,326,222
1,527	7.00%, 5/20/30, VRN	Aaa/AAA	1,460,890
	Countrywide Alternative Loan Trust, CMO,
862	6.00%, 11/25/35	Aaa/AA	501,968
2,836	6.00%, 4/25/37	NR/B	1,640,027
1,029	6.25%, 8/25/37	Aaa/B	519,479
1,550	6.50%, 6/25/36	A1/NR	841,923
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
1,268	1.039%, 3/25/34, FRN	Aa2/AA+	649,927
3,825	7.50%, 5/25/32	Aaa/AAA	3,271,615
	Credit Suisse Mortgage Capital Certificates, CMO,
1,000	5.896%, 4/25/36	Aaa/AAA	778,656
872	6.50%, 5/25/36	A1/B	562,164
995	6.50%, 7/26/36	NR/AAA	711,047
1,639	Deutsche ALT-A Securities, Inc., 0.539%, 2/25/47, CMO, FRN	Aaa/AAA	640,078
2,268	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.514%, 4/19/48, CMO, FRN	Aaa/AAA	477,641
833	First Horizon Alternative Mortgage Securities, 5.389%, 8/25/35, CMO, FRN	Aaa/AAA	314,970
2,500	GE Capital Commercial Mortgage Corp., 5.334%, 11/10/45, CMO, VRN	Aaa/AAA	2,062,168
3,010	Greenpoint Mortgage Funding Trust, 0.569%, 1/25/37, CMO, FRN	Aaa/AAA	1,261,977
	Greenwich Capital Commercial Funding Corp., CMO,
791	4.791%, 4/10/37	Aaa/AAA	787,189
3,000	5.224%, 4/10/37, VRN	Aaa/AAA	2,539,640
685	GS Mortgage Securities Corp. II, 6.044%, 8/15/18, CMO (a)(d)	Aaa/AAA	680,528
953	Harborview Mortgage Loan Trust, 5.75%, 8/19/36, CMO, VRN	NR/AA	509,821
3,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49, CMO	Aaa/NR	1,813,965
2,000	LB-UBS Commercial Mortgage Trust, 5.43%, 2/15/40, CMO	NR/AAA	1,235,037
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
150	5.449%, 12/25/33	Aaa/AAA	86,508
213	5.875%, 1/25/34	Aaa/AAA	182,939
436	MLCC Mortgage Investors, Inc., 5.793%, 5/25/36, CMO, FRN	Aaa/AAA	325,543
3,000	Morgan Stanley Capital I, 5.386%, 3/12/44, CMO, VRN	Aaa/AAA	2,252,918
800	Morgan Stanley Mortgage Loan Trust, 5.456%, 1/25/35, CMO, VRN	NR/AA	196,016
2,000	Prudential Securities Secured Financing Corp., 6.755%, 6/16/31, CMO, VRN (a)(d)	NR/NR	1,665,686
	Residential Accredit Loans, Inc., CMO,
1,815	0.719%, 4/25/37, FRN	Ba1/B	753,310
1,848	6.00%, 8/25/35	NR/AAA	1,261,090
1,774	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/B	1,304,123
1,386	Residential Funding Mortgage Sec I, 5.769%, 7/27/37, CMO, VRN	NR/AAA	742,180
	Salomon Brothers Mortgage Securities VII, Inc.,
2,594	6.50%, 2/25/29, CMO	NR/AAA	2,584,187
81	Structured Adjustable Rate Mortgage Loan Trust, 5.010%, 8/25/34, CMO, VRN	Aaa/AAA	45,537
1,251	Structured Asset Mortgage Investments,Inc., 0.689%, 10/19/34, CMO, FRN	Aaa/AAA	661,122
4,415	Structured Asset Securities Corp., 0.889%, 5/25/33, CMO, FRN	NR/AAA	3,197,442
890	TBW Mortgage, 6.00%, 7/25/36, CMO	NR/B	518,137
	Wachovia Bank Commercial Mortgage Trust, CMO,
665	0.423%, 9/15/21, FRN (a)(d)	Aaa/AAA	469,135
3,490	5.740%, 5/15/43, VRN	Aaa/NR	2,552,560

PIMCO Income Opportunity Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
	Washington Mutual, Inc., CMO, FRN,
$101	0.679%, 10/25/45	Aaa/AAA	$55,802
143	5.279%, 6/25/33	Aaa/AAA	117,977
	Total Mortgage-Backed Securities (cost—$70,866,090)		54,943,424

ASSET-BACKED SECURITIES—8.0%
1,210	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	B2/NR	977,171
870	American Express Credit Account Master Trust, 0.613%, 3/17/14, FRN (a)(b)(d)	Baa1/NR	384,237
1,947	Bear Stearns Second Lien Trust, 0.609%, 12/25/36, FRN (a)(d)	Baa1/B	1,050,548
	Conseco Finance Securitizations Corp.,
1,120	7.27%, 9/1/31	B3/B-	685,369
820	7.96%, 2/1/32	Caa1/CCC-	470,581
377	7.97%, 5/1/32	Caa1/CCC-	190,019
4,404	8.06%, 5/1/31	Caa1/NR	2,207,164
	Countrywide Asset-Backed Certificates,
1,695	0.729%, 12/25/36, FRN (a)(d)	NR/A	953,584
291	4.693%, 10/25/35, VRN	Aaa/AAA	231,172
	Green Tree Financial Corp.,
251	6.11%, 9/1/23	NR/B-	242,462
439	6.22%, 3/1/30	NR/BBB	318,423
565	6.33%, 11/1/29, VRN	Baa2/NR	457,619
44	6.48%, 12/1/30	NR/B-	43,708
330	6.53%, 2/1/31, VRN	NR/B-	188,970
461	7.05%, 1/15/27	B3/B	244,515
627	7.14%, 3/15/28	Baa1/NR	494,880
1,804	7.40%, 6/15/27	A2/AA	1,808,024
308	7.65%, 10/15/27, VRN	Aa1/AAA	311,498
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	577,967
692	GSAA Trust, 0.659%, 6/25/35, FRN	Aaa/AAA	317,245
755	Morgan Stanley ABS Capital I, 0.569%, 1/25/36, FRN	Aaa/AAA	641,891
	Oakwood Mortgage Investors, Inc.,
53	0.563%, 5/15/13, FRN	Ba2/BB-	25,780
3,021	8.00%, 10/15/26	NR/AAA	2,567,166
2,021	Popular ABS Mortgage Pass-Through Trust, 0.669%, 7/25/35, FRN	Aaa/AAA	946,860
1,942	Quest Trust, 1.289%, 6/25/34, FRN (a)(d)	Aa2/AA	1,809,311
818	Specialty Underwriting & Residential Finance, 0.639%, 9/25/36, FRN	Aaa/AAA	660,060
	Total Asset-Backed Securities (cost—$22,945,616)		18,806,224

Shares
CONVERTIBLE PREFERRED STOCK—6.5%
Banking—5.2%
6,000	Bank of America Corp., 7.25%, 12/31/49, Ser. L	Baal/BB-	3,121,500
14,500	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	B2/A	9,236,500
			12,358,000

Financial Services—1.3%
200,000	Citigroup, Inc., 6.50%, 12/31/49, Class T	Ca/C	3,050,000
	Total Convertible Preferred Stock (cost—$16,388,525)		15,408,000

PIMCO Income Opportunity Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*
SENIOR LOANS (a)(c)—2.2%
Financial Services—0.5%
	First Data Corp.,
$1,857	3.139%, 9/24/14, Term B		$1,184,045
118	3.159%, 9/24/14, Term B		75,018
			1,259,063

Printing/Publishing—0.1%
85	Idearc, Inc., 2.42%, 11/17/14, Term B		29,463
515	Tribune Co., 5.00%, 6/4/09, Term X (e)		144,654
			174,117

Telecommunications—1.0%
	Telesat Canada, Inc.,
99	3.91%, 10/31/14, Term B		79,858
1,095	4.18%, 10/31/14, Term B		886,569
366	4.19%, 10/31/14, Term B		296,526
126	4.46%, 10/31/14, Term DD		101,617
264	5.20%, 10/31/14, Term B		213,261
31	5.89%, 10/31/14		25,171
1,890	Verizon IDEARC, Inc., 3.46%, 11/17/14, Term B		656,290
			2,259,292

Wholesale—0.6%
	Roundy’s, Inc.,
795	3.17%, 10/27/11, Term B (b)		652,787
88	3.18%, 10/27/11, Term B (b)		72,402
903	3.18%, 10/27/11, Term B		742,133
			1,467,322
	Total Senior Loans (cost—$8,024,710)		5,159,794

MUNICIPAL BONDS—0.8%
West Virginia—0.8%
3,155	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A
	(cost—$3,023,741)	Baa3/BBB	1,888,394

SHORT-TERM INVESTMENTS—44.5%
Corporate Notes—12.7%
Banking—0.9%
RUB 80,000	Dali Capital S.A., 7.00%, 4/13/09	A1/BBB	2,136,143

Financial Services—11.8%
	General Motors Acceptance Corp. LLC,
$24,000	3.399%, 5/15/09, FRN	C/CC	22,470,000
5,000	7.75%, 1/19/10	C/D	4,327,280
1,000	International Lease Finance Corp., 4.375%, 11/1/09	Baa1/BBB+	912,852
			27,710,132
	Total Corporate Notes (cost—$31,924,263)		29,846,275

U.S. Treasury Bills (h)—8.7%
20,630	0.01%-1.01%, 2/12/09-6/11/09 (cost—$20,628,552)		20,623,461

Sovereign Debt Obligations—0.9%
Ukraine—0.9%
2,700	Republic of Ukraine, 6.45%, 8/5/09, FRN (cost—$2,718,817)	B1/B	2,052,000

PIMCO Income Opportunity Fund Schedule of Investments

January 31, 2009 (unaudited)

Principal
Amount
(000)		Value	*
Repurchase Agreements—22.2%
	Barclays Bank,
$35,700	dated 1/30/09, 0.28%, due 2/2/09, proceeds $35,700,833; collateralized by U.S. Treasury Inflation Index Notes, 3.00%, due 7/15/12, valued at $36,463,036 including accrued interest	$35,700,000
9,000	dated 1/29/09, 0.29%, due 2/5/09, proceeds $9,000,508 collateralized by Fannie Mae, 5.00%, due 10/1/35, valued at $9,129,135 including accrued interest	9,000,000
4,400	dated 1/30/09, 0.30%, due 2/6/09, proceeds $4,400,257; collateralized by Fannie Mae, 5.50%, due 6/1/38, valued at $4,429,873 including accrued interest	4,400,000

3,100	JPMorgan Chase Bank, dated 1/30/09, 0.28%, due 2/2/09, proceeds $3,100,072; collateralized by Fannie Mae, 6.625%, due 9/15/09, valued at $3,166,881 including accrued interest	3,100,000
	Total Repurchase Agreements (cost—$52,200,000)	52,200,000
	Total Short-Term Investments (cost—$107,471,632)	104,721,736

Contracts/
Notional
Amount
OPTIONS PURCHASED (i)—0.0%
	Put Options—0.0%
102,500,000	U. S. Treasury Inflation Index Bonds (OTC), strike price $82, expires 3/27/09 (cost—$12,012)	36

	Total Investments (cost—$364,023,642)—136.8%	322,241,551
	Liabilities in excess of other assets—(36.8)%	(86,775,517)
	Net Assets—100.0%	$235,466,034

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a) Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $34,398,944, representing 14.61% of net assets.
(b) Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2009.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security in default.
(f) Fair-valued—Securities with an aggregate value of $6,011,176, representing 2.55% of net assets.
(g) Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable therafter.
(h) All or partial amount segregated as collateral for swaps.
(i) Non-income producing.
(j) All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
£—British Pound Sterling
€—Euro
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2009.
LIBOR—London Inter-Bank Offered Rate
NR—Not Rated
OTC—Over-the-Counter
RUB—Russian Ruble
VRN—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.

Other Investments:

(1) Credit Default - Buy Protection swap agreements outstanding at January 31, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	(Paid) by Fund	Value (5)	Paid	Appreciation
Barclays Bank:
UBS	€600	2.629%	3/20/14	(2.25)%	$12,272	$—	$11,496

(2) Credit Default - Sell Protection swap agreements outstanding at January 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	Received	(Depreciation)
ABN AMRO Bank N. V.:
Petroleos de Venezuela	$1,500	26.29%	12/20/17	6.40%	$(627,258)	$—	$(616,058)
Barclays Bank:
Gazprom	1,250	9.072%	12/20/17	1.90%	(436,351)	—	(433,580)
Ukraine	5,500	26.605%	12/20/17	3.09%	(3,316,902)	—	(3,297,075)
VTB Capital S.A.	1,250	11.22%	12/20/17	2.34%	(503,708)	—	(500,296)
Bear Stearns:
Home Equity Index	2,000	31.50%	8/25/37	0.15%	(1,890,000)	(1,220,000)	(669,683)
Home Equity Index	2,000	39.375%	1/25/38	1.92%	(1,890,000)	(1,240,000)	(646,267)
Home Equity Index	1,000	16.956%	5/25/46	0.17%	(880,000)	(420,000)	(459,820)
Citigroup:
Majapahit Holding	3,000	26.605%	12/20/17	2.65%	(654,567)	—	(645,292)
Republic of Indonesia	3,000	6.005%	12/20/17	2.14%	(674,248)	—	(666,758)
SLM	2,500	7.558%	12/20/13	5.00%	(218,398)	(385,000)	191,394
Credit Suisse First Boston:
ABS Home Equity Index	15,000	31.50%	8/25/37	0.15%	(14,175,000)	(12,200,000)	(1,972,625)
Home Equity Index	2,865	8.657%	7/25/45	0.18%	(701,929)	(128,926)	(572,481)
Home Equity Index	4,000	16.241%	7/25/45	0.54%	(3,560,000)	(1,740,000)	(1,817,900)
TNK	1,500	6.005%	12/20/17	3.15%	(560,534)	—	(555,021)
Deutsche Bank:
Citigroup	7,000	7.134%	12/20/13	5.00%	(522,108)	(1,780,000)	1,320,948
General Electric	3,400	4.08%	12/20/13	4.70%	90,619	—	120,803
General Electric	7,000	4.08%	12/20/13	4.82%	219,856	—	277,963
Home Equity Index	300	31.50%	8/25/37	0.15%	(283,500)	(180,750)	(102,702)
Home Equity Index	955	8.657%	7/25/45	0.18%	(233,976)	(140,863)	(92,946)
Home Equity Index	300	16.241%	7/25/45	0.54%	(267,000)	(124,500)	(142,329)
Home Equity Index	300	16.956%	5/25/46	0.17%	(264,000)	(120,000)	(143,946)
SLM	1,400	7.558%	12/20/13	5.00%	(122,303)	(196,000)	87,114
Goldman Sachs:
Citigroup	2,000	7.134%	12/20/13	5.00%	(149,173)	(480,000)	348,049
JPMorgan Chase:
Cemex SAB de C.V	2,000	8.899%	12/20/17	1.64%	(664,382)	—	(660,555)
Merrill Lynch & Co.:
American Express	7,000	2.907%	12/20/13	4.10%	348,057	—	396,687
Dow Jones CDX HY-9 Index 35-100%	9,807	4.02%	12/20/12	1.443%	(794,626)	—	(778,122)
SLM	7,000	7.558%	12/20/13	5.00%	(611,513)	(857,500)	305,292
Morgan Stanley:
Home Equity Index	5,800	10.423%	8/25/37	0.09%	(3,784,500)	(1,305,000)	(2,478,949)
Home Equity Index	2,387	8.657%	7/25/45	0.18%	(584,941)	(177,092)	(407,436)
					$(37,712,385)	$(22,695,631)	$(14,611,591)

€—Euro

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,  represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)  Forward foreign currency contracts outstanding at January 31, 2009:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	January 31, 2009	(Depreciation)
Purchased:
48,265,725 Brazilian Real settling 2/3/09	Barclays Bank	$20,838,324	$20,775,089	$(63,235)
51,736,725 Brazilian Real settling 2/3/09	JPMorgan Chase	21,277,699	22,269,117	991,418
6,000,000 Mexican Peso settling 5/19/09	Merrill Lynch & Co.	450,045	409,178	(40,867)
149,671 Mexican Peso settling 5/19/09	Barclays Bank	10,536	10,207	(329)
5,484,262 Mexican Peso settling 5/19/09	Citigroup	502,544	374,007	(128,537)
3,812,400 Russian Ruble settling 5/6/09	JPMorgan Chase	120,000	98,025	(21,975)
99,044,731 South African Rand settling 5/14/09	Barclays Bank	9,951,561	9,470,676	(480,885)
29,200 South African Rand settling 5/14/09	Citigroup	2,848	2,792	(56)
39,700 South African Rand settling 5/14/09	JPMorgan Chase	3,881	3,796	(85)
Sold:
48,265,725 Brazilian Real settling 2/3/09	Barclays Bank	21,146,856	20,775,089	371,767
51,736,725 Brazilian Real settling 2/3/09	JPMorgan Chase	22,274,402	22,269,117	5,285
4,022,000 Euro settling 2/12/09	JPMorgan Chase	5,514,162	5,153,440	360,722
388,000 British Pound settling 2/26/09	Deutsche Bank	588,208	559,195	29,013
11,633,933 Mexican Peso settling 5/19/09	Barclays Bank	821,926	793,392	28,534
140,304,000 Russian Ruble settling 5/6/09	HSBC Bank USA	4,440,000	3,607,516	832,484
87,075,750 Russian Ruble settling 5/6/09	JPMorgan Chase	2,675,000	2,238,904	436,096
92,879,535 South African Rand settling 5/14/09	Barclays Bank	8,790,000	8,881,159	(91,159)
6,165,197 South African Rand settling 5/14/09	UBS	580,000	589,517	(9,517)
				$2,218,674

The Fund received $610,000  in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(4)  Open reverse repurchase agreements at January 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.90%	1/29/09	3/2/09	$40,116,011	$40,112,000

Details of underlying collateral for open reverse repurchase agreements at January 31, 2009, as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value
Barclays Bank	American Express Centurion Bank	5.55%	10/17/12	$8,156,000	$7,838,454
	American General Finance Corp.	4.875%	5/15/10	4,908,000	3,076,653
	American International Group, Inc.	8.25%	8/15/18	5,900,000	4,835,493
	Barclays Bank PLC	6.05%	12/4/17	3,000,000	2,564,841
	Bear Stearns Cos., Inc.	6.40%	10/2/17	3,000,000	3,018,474
	CIT Group, Inc.	2.219%	3/12/10	2,000,000	1,780,406
	CIT Group, Inc.	2.425%	2/13/12	2,360,000	1,753,704
	Citigroup, Inc.	5.00%	9/15/14	9,000,000	7,282,260
	Goldman Sachs Group, Inc.	5.95%	1/18/18	2,000,000	1,803,524
	International Lease Finance Corp.	4.75%	1/13/12	8,150,000	6,029,940
	International Lease Finance Corp.	4.95%	2/1/11	4,900,000	3,928,796
	Morgan Stanley	6.00%	4/28/15	2,000,000	1,813,234
	Rabobank Capital Funding Trust	5.254%	10/21/16	2,500,000	1,313,280
					$47,039,059

Fair Value Measurements–Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell as asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access.
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized the following fair value techniques on Level 3 investments:  multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

The following is a summary of the inputs used at January 31, 2009 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$9,236,500	$—
Level 2 - Other Significant Observable Inputs	306,993,875	(11,181,107)
Level 3 - Significant Unobservable Inputs	6,011,176	(1,200,314)
Total	$322,241,551	$(12,381,421)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at January 31, 2009, is as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 10/31/08	$4,868,822	$(3,405,521)
Net purchases (sales) and settlements	(4,920,210)	2,420,438
Accrued discounts (premiums)	(449)	—
Total realized gain (loss)	602	—
Total change in unrealized gain (loss)	(373,879)	(215,231)
Transfers in and/or out of Level 3	6,436,290	—
Ending balance, 1/31/09	$6,011,176	$(1,200,314)

Item 2. Controls and Procedures

(a)                                  The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2009